CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit. CNY (¥)	Accumulated deficit. USD ($)	Total Tuniu Corporation Shareholders' equity CNY (¥)	Total Tuniu Corporation Shareholders' equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥) shares	USD ($) shares
Beginning Balance at Dec. 31, 2022	¥ 249		¥ (288,600)		¥ 9,125,655		¥ 298,981		¥ (8,028,261)		¥ 1,108,024		¥ (76,878)		¥ 1,031,146
Beginning Balance (in shares) at Dec. 31, 2022 | shares	389,331,543	389,331,543
Beginning Balance Treasury Stock (in shares) at Dec. 31, 2022 | shares			(17,951,931)	(17,951,931)
Acquisition of additional shares in subsidiaries					(250)						(250)		(350)		(600)
Contribution from noncontrolling interest of a subsidiary													815		815
Issuance of ordinary shares pursuant to share incentive plan			¥ 2,617		(2,611)						6				6
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			151,485	151,485
Share-based compensation expenses					15,926						15,926				15,926
Foreign currency translation adjustments							6,435				6,435				6,435
Net (loss)/income									(99,291)		(99,291)		(1,806)		(101,097)
Ending Balance at Dec. 31, 2023	¥ 249		¥ (285,983)		9,138,720		305,416		(8,127,552)		1,030,850		(78,219)		952,631
Ending Balance (in shares) at Dec. 31, 2023 | shares	389,331,543	389,331,543
Ending balance Treasury Stock (in shares) at Dec. 31, 2023 | shares			(17,800,446)	(17,800,446)
Repurchase of ordinary shares			¥ (285,983)												¥ 0
Repurchase of ordinary shares (in shares) | shares															0	0
Contribution from noncontrolling interest of a subsidiary													53		¥ 53
Repurchase of shares			¥ (44,892)								(44,892)				(44,892)
Repurchase of shares (in shares) | shares			(20,474,577)	(20,474,577)
Issuance of ordinary shares pursuant to share incentive plan			¥ 1,207		(1,198)						9				9
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			105,642	105,642
Share-based compensation expenses					9,406						9,406				9,406
Foreign currency translation adjustments							8,044				8,044				8,044
Cancellation of shares (in shares) | shares	(4)	(4)
Net (loss)/income									77,174		77,174		6,525		83,699
Ending Balance at Dec. 31, 2024	¥ 249		¥ (329,668)		9,146,928		313,460		(8,050,378)		1,080,591		(71,641)		¥ 1,008,950
Ending Balance (in shares) at Dec. 31, 2024 | shares	389,331,539	389,331,539
Ending balance Treasury Stock (in shares) at Dec. 31, 2024 | shares			(38,169,381)	(38,169,381)											38,169,381	38,169,381
Repurchase of ordinary shares															¥ 44,892
Repurchase of ordinary shares (in shares) | shares															20,474,577	20,474,577
Contribution from noncontrolling interest of a subsidiary													919		¥ 919
Repurchase of shares			¥ (51,213)								(51,213)				(51,213)
Repurchase of shares (in shares) | shares			(23,614,560)	(23,614,560)
Issuance of ordinary shares pursuant to share incentive plan			¥ 621		(620)						1				1
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			80,883	80,883
Share-based compensation expenses					5,605						5,605				5,605
Foreign currency translation adjustments							(6,014)				(6,014)				(6,014)
Cancellation of shares	¥ (30)		¥ 297,786						(297,756)
Cancellation of shares (in shares) | shares	(44,005,197)	(44,005,197)	44,005,197	44,005,197
Payment of dividends					(29,794)						(29,794)				(29,794)
Net (loss)/income									31,125		31,125		(1,468)		29,657	$ 4,242
Ending Balance at Dec. 31, 2025	¥ 219	$ 31	¥ (82,474)	$ (11,794)	¥ 9,122,119	$ 1,304,446	¥ 307,446	$ 43,964	¥ (8,317,009)	$ (1,189,316)	¥ 1,030,301	$ 147,331	¥ (72,190)	$ (10,323)	¥ 958,111	$ 137,008
Ending Balance (in shares) at Dec. 31, 2025 | shares	345,326,342	345,326,342
Ending balance Treasury Stock (in shares) at Dec. 31, 2025 | shares			(17,697,861)	(17,697,861)											17,697,861	17,697,861
Repurchase of ordinary shares															¥ 51,213
Repurchase of ordinary shares (in shares) | shares															23,614,560	23,614,560